Summary of Changes in Fair Value of Company's Level 3 Liabilities Measured on Recurring Basis (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Common stock warrants [Member]
Fair Value Disclosure [Line Items]
Balance beginning	$ 0
Extinguishment	0
Fair value at issuance	466,706
Change in fair value	(6,126)
Balance ending	460,580
Series A Preferred Stock [Member]
Fair Value Disclosure [Line Items]
Balance beginning	56,926	0
Extinguishment	0
Fair value at issuance	0	548,465
Change in fair value	(51,526)	(491,539)
Balance ending	5,400	56,926
Convertible Notes Payable [Member]
Fair Value Disclosure [Line Items]
Balance beginning	534,975	0
Extinguishment	(118,300)
Fair value at issuance	189,300	582,903
Change in fair value	(416,675)	(47,928)
Balance ending	$ 189,300	$ 534,975